Schedule of exploratory well costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Number	Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($) Number
At the beginning of the year	$ 50	$ 33	$ 19
Increases	8	24	30
Transferred to development	(16)	(7)	(11)
Loss of the year			(5)
At the end of the year	$ 42	$ 50	$ 33
Number of wells at the end of the year | Number	10	12	9